Business segment information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Assets	$ 2,745,186	$ 2,354,255
Ireland
Segment Reporting Information [Line Items]
Assets	1,166,505	1,073,411
Rest of Europe
Segment Reporting Information [Line Items]
Assets	652,782	514,010
U.S.
Segment Reporting Information [Line Items]
Assets	762,376	646,512
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 163,523	$ 120,322